Income Tax - Schedule of Provision for Income Tax Expense (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 26, 2020	Dec. 28, 2019	Dec. 29, 2018
Current:
State	$ 2		$ 3
Non-U.S.	7	$ 31	23
Total current	9	31	26
Deferred:
Federal	1	1	6
State		2	1
Non-U.S.	(5)	4	(4)
Total deferred	(4)	7	3
Provision for income tax expense	$ 5	$ 38	$ 29